Note 7 - Risk Management - Past due but not impaired and impaired secured loans risks (I) (Details) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	€ 17,134	€ 20,590		€ 23,877		€ 26,103
Debt Securities [Member] | Financial Assets Past Due But Not Impaired [Member] | Current [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		0		0
Debt Securities [Member] | Financial Assets Past Due But Not Impaired [Member] | Later Than One Month And Not Later Than Two Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		0		0
Debt Securities [Member] | Financial Assets Past Due But Not Impaired [Member] | Later Than Two Months And Not Later Than Three Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		0		0
Debt Securities [Member] | Gross Value Financial Assets Impaired [Member] | Other [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		66		272
Debt Securities [Member] | Carrying Value Financial Assets Impaired [Member] | Other [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		38		128
Debt Securities [Member] | Specific Allowances Individually and collectively Estimated [Member] | Other [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		(28)		(144)
Debt Securities [Member] | Collective Allowances IBNR [Member] | Other [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		(21)		(46)
Debt Securities [Member] | Accumulated Write Offs [Member] | Other [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		0		(1)
Debt Securities [Member] | Assets Without Significant Increase In Credit Risk [Member] | Current [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	0
Debt Securities [Member] | Assets Without Significant Increase In Credit Risk [Member] | Later Than One Month And Not Later Than Three Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	0
Debt Securities [Member] | Assets Without Significant Increase In Credit Risk [Member] | Later Than Three Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	0
Debt Securities [Member] | Assets Significantly Increased In Credit Risk [Member] | Current [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	0
Debt Securities [Member] | Assets Significantly Increased In Credit Risk [Member] | Later Than One Month And Not Later Than Three Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	0
Debt Securities [Member] | Assets Significantly Increased In Credit Risk [Member] | Later Than Three Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	0
Debt Securities [Member] | Impaired Assets [Member] | Current [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	0
Debt Securities [Member] | Impaired Assets [Member] | Later Than One Month And Not Later Than Three Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	0
Debt Securities [Member] | Impaired Assets [Member] | Later Than Three Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	5
Loans and receivables [Member] | Financial Assets Past Due But Not Impaired [Member] | Current [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		3,432		3,384
Loans and receivables [Member] | Financial Assets Past Due But Not Impaired [Member] | Later Than One Month And Not Later Than Two Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		759		696
Loans and receivables [Member] | Financial Assets Past Due But Not Impaired [Member] | Later Than Two Months And Not Later Than Three Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		503		735
Loans and receivables [Member] | Gross Value Financial Assets Impaired [Member] | Other [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		19,401		22,925
Loans and receivables [Member] | Carrying Value Financial Assets Impaired [Member] | Other [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		10,726		12,133
Loans and receivables [Member] | Specific Allowances Individually and collectively Estimated [Member] | Other [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		(8,675)		(10,793)
Loans and receivables [Member] | Collective Allowances IBNR [Member] | Other [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		(4,109)		(5,224)
Loans and receivables [Member] | Accumulated Write Offs [Member] | Other [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		(29,938)		(29,346)
Loans and receivables [Member] | Assets Without Significant Increase In Credit Risk [Member] | Current [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	4,191
Loans and receivables [Member] | Assets Without Significant Increase In Credit Risk [Member] | Later Than One Month And Not Later Than Three Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	454
Loans and receivables [Member] | Assets Without Significant Increase In Credit Risk [Member] | Later Than Three Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	0
Loans and receivables [Member] | Assets Significantly Increased In Credit Risk [Member] | Current [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	4,261
Loans and receivables [Member] | Assets Significantly Increased In Credit Risk [Member] | Later Than One Month And Not Later Than Three Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	3,228
Loans and receivables [Member] | Assets Significantly Increased In Credit Risk [Member] | Later Than Three Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	0
Loans and receivables [Member] | Impaired Assets [Member] | Current [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	407
Loans and receivables [Member] | Impaired Assets [Member] | Later Than One Month And Not Later Than Three Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	900
Loans and receivables [Member] | Impaired Assets [Member] | Later Than Three Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	2,769
Loans and receivables [Member] | Central Banks [Member] | Financial Assets Past Due But Not Impaired [Member] | Current [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		0		0
Loans and receivables [Member] | Central Banks [Member] | Financial Assets Past Due But Not Impaired [Member] | Later Than One Month And Not Later Than Two Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		0		0
Loans and receivables [Member] | Central Banks [Member] | Financial Assets Past Due But Not Impaired [Member] | Later Than Two Months And Not Later Than Three Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		0		0
Loans and receivables [Member] | Central Banks [Member] | Gross Value Financial Assets Impaired [Member] | Other [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		0		0
Loans and receivables [Member] | Central Banks [Member] | Carrying Value Financial Assets Impaired [Member] | Other [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		0		0
Loans and receivables [Member] | Central Banks [Member] | Specific Allowances Individually and collectively Estimated [Member] | Other [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		0		0
Loans and receivables [Member] | Central Banks [Member] | Collective Allowances IBNR [Member] | Other [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		0		0
Loans and receivables [Member] | Central Banks [Member] | Accumulated Write Offs [Member] | Other [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		0		0
Loans and receivables [Member] | Central Banks [Member] | Assets Without Significant Increase In Credit Risk [Member] | Current [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	0
Loans and receivables [Member] | Central Banks [Member] | Assets Without Significant Increase In Credit Risk [Member] | Later Than One Month And Not Later Than Three Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	0
Loans and receivables [Member] | Central Banks [Member] | Assets Without Significant Increase In Credit Risk [Member] | Later Than Three Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	0
Loans and receivables [Member] | Central Banks [Member] | Assets Significantly Increased In Credit Risk [Member] | Current [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	0
Loans and receivables [Member] | Central Banks [Member] | Assets Significantly Increased In Credit Risk [Member] | Later Than One Month And Not Later Than Three Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	0
Loans and receivables [Member] | Central Banks [Member] | Assets Significantly Increased In Credit Risk [Member] | Later Than Three Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	0
Loans and receivables [Member] | Central Banks [Member] | Impaired Assets [Member] | Current [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	0
Loans and receivables [Member] | Central Banks [Member] | Impaired Assets [Member] | Later Than One Month And Not Later Than Three Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	0
Loans and receivables [Member] | Central Banks [Member] | Impaired Assets [Member] | Later Than Three Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	0
Loans and receivables [Member] | General Government [Member] | Financial Assets Past Due But Not Impaired [Member] | Current [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		75		66
Loans and receivables [Member] | General Government [Member] | Financial Assets Past Due But Not Impaired [Member] | Later Than One Month And Not Later Than Two Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		3		0
Loans and receivables [Member] | General Government [Member] | Financial Assets Past Due But Not Impaired [Member] | Later Than Two Months And Not Later Than Three Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		13		2
Loans and receivables [Member] | General Government [Member] | Gross Value Financial Assets Impaired [Member] | Other [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		171		295
Loans and receivables [Member] | General Government [Member] | Carrying Value Financial Assets Impaired [Member] | Other [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		129		256
Loans and receivables [Member] | General Government [Member] | Specific Allowances Individually and collectively Estimated [Member] | Other [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		(42)		(39)
Loans and receivables [Member] | General Government [Member] | Collective Allowances IBNR [Member] | Other [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		(69)		(13)
Loans and receivables [Member] | General Government [Member] | Accumulated Write Offs [Member] | Other [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		(27)		(13)
Loans and receivables [Member] | General Government [Member] | Assets Without Significant Increase In Credit Risk [Member] | Current [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	95
Loans and receivables [Member] | General Government [Member] | Assets Without Significant Increase In Credit Risk [Member] | Later Than One Month And Not Later Than Three Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	7
Loans and receivables [Member] | General Government [Member] | Assets Without Significant Increase In Credit Risk [Member] | Later Than Three Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	0
Loans and receivables [Member] | General Government [Member] | Assets Significantly Increased In Credit Risk [Member] | Current [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	5
Loans and receivables [Member] | General Government [Member] | Assets Significantly Increased In Credit Risk [Member] | Later Than One Month And Not Later Than Three Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	1
Loans and receivables [Member] | General Government [Member] | Assets Significantly Increased In Credit Risk [Member] | Later Than Three Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	0
Loans and receivables [Member] | General Government [Member] | Impaired Assets [Member] | Current [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	5
Loans and receivables [Member] | General Government [Member] | Impaired Assets [Member] | Later Than One Month And Not Later Than Three Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	5
Loans and receivables [Member] | General Government [Member] | Impaired Assets [Member] | Later Than Three Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	26
Loans and receivables [Member] | Credit Institutions [Member] | Financial Assets Past Due But Not Impaired [Member] | Current [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		0		3
Loans and receivables [Member] | Credit Institutions [Member] | Financial Assets Past Due But Not Impaired [Member] | Later Than One Month And Not Later Than Two Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		0		0
Loans and receivables [Member] | Credit Institutions [Member] | Financial Assets Past Due But Not Impaired [Member] | Later Than Two Months And Not Later Than Three Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		0		82
Loans and receivables [Member] | Credit Institutions [Member] | Gross Value Financial Assets Impaired [Member] | Other [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		11		10
Loans and receivables [Member] | Credit Institutions [Member] | Carrying Value Financial Assets Impaired [Member] | Other [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		5		3
Loans and receivables [Member] | Credit Institutions [Member] | Specific Allowances Individually and collectively Estimated [Member] | Other [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		(6)		(7)
Loans and receivables [Member] | Credit Institutions [Member] | Collective Allowances IBNR [Member] | Other [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		(30)		(36)
Loans and receivables [Member] | Credit Institutions [Member] | Accumulated Write Offs [Member] | Other [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		(5)		(5)
Loans and receivables [Member] | Credit Institutions [Member] | Assets Without Significant Increase In Credit Risk [Member] | Current [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	3
Loans and receivables [Member] | Credit Institutions [Member] | Assets Without Significant Increase In Credit Risk [Member] | Later Than One Month And Not Later Than Three Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	0
Loans and receivables [Member] | Credit Institutions [Member] | Assets Without Significant Increase In Credit Risk [Member] | Later Than Three Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	0
Loans and receivables [Member] | Credit Institutions [Member] | Assets Significantly Increased In Credit Risk [Member] | Current [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	0
Loans and receivables [Member] | Credit Institutions [Member] | Assets Significantly Increased In Credit Risk [Member] | Later Than One Month And Not Later Than Three Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	0
Loans and receivables [Member] | Credit Institutions [Member] | Assets Significantly Increased In Credit Risk [Member] | Later Than Three Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	0
Loans and receivables [Member] | Credit Institutions [Member] | Impaired Assets [Member] | Current [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	0
Loans and receivables [Member] | Credit Institutions [Member] | Impaired Assets [Member] | Later Than One Month And Not Later Than Three Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	0
Loans and receivables [Member] | Credit Institutions [Member] | Impaired Assets [Member] | Later Than Three Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	0
Loans and receivables [Member] | Other Financial Institutions [Member] | Financial Assets Past Due But Not Impaired [Member] | Current [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		2		4
Loans and receivables [Member] | Other Financial Institutions [Member] | Financial Assets Past Due But Not Impaired [Member] | Later Than One Month And Not Later Than Two Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		0		7
Loans and receivables [Member] | Other Financial Institutions [Member] | Financial Assets Past Due But Not Impaired [Member] | Later Than Two Months And Not Later Than Three Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		0		21
Loans and receivables [Member] | Other Financial Institutions [Member] | Gross Value Financial Assets Impaired [Member] | Other [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		12		34
Loans and receivables [Member] | Other Financial Institutions [Member] | Carrying Value Financial Assets Impaired [Member] | Other [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		6		8
Loans and receivables [Member] | Other Financial Institutions [Member] | Specific Allowances Individually and collectively Estimated [Member] | Other [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		(7)		(25)
Loans and receivables [Member] | Other Financial Institutions [Member] | Collective Allowances IBNR [Member] | Other [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		(19)		(57)
Loans and receivables [Member] | Other Financial Institutions [Member] | Accumulated Write Offs [Member] | Other [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		(5)		(6)
Loans and receivables [Member] | Other Financial Institutions [Member] | Assets Without Significant Increase In Credit Risk [Member] | Current [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	117
Loans and receivables [Member] | Other Financial Institutions [Member] | Assets Without Significant Increase In Credit Risk [Member] | Later Than One Month And Not Later Than Three Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	224
Loans and receivables [Member] | Other Financial Institutions [Member] | Assets Without Significant Increase In Credit Risk [Member] | Later Than Three Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	0
Loans and receivables [Member] | Other Financial Institutions [Member] | Assets Significantly Increased In Credit Risk [Member] | Current [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	2
Loans and receivables [Member] | Other Financial Institutions [Member] | Assets Significantly Increased In Credit Risk [Member] | Later Than One Month And Not Later Than Three Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	0
Loans and receivables [Member] | Other Financial Institutions [Member] | Assets Significantly Increased In Credit Risk [Member] | Later Than Three Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	0
Loans and receivables [Member] | Other Financial Institutions [Member] | Impaired Assets [Member] | Current [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	0
Loans and receivables [Member] | Other Financial Institutions [Member] | Impaired Assets [Member] | Later Than One Month And Not Later Than Three Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	0
Loans and receivables [Member] | Other Financial Institutions [Member] | Impaired Assets [Member] | Later Than Three Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	5
Loans and receivables [Member] | Corporate Entities [Member] | Financial Assets Past Due But Not Impaired [Member] | Current [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		843		968
Loans and receivables [Member] | Corporate Entities [Member] | Financial Assets Past Due But Not Impaired [Member] | Later Than One Month And Not Later Than Two Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		153		209
Loans and receivables [Member] | Corporate Entities [Member] | Financial Assets Past Due But Not Impaired [Member] | Later Than Two Months And Not Later Than Three Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		170		204
Loans and receivables [Member] | Corporate Entities [Member] | Gross Value Financial Assets Impaired [Member] | Other [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		10,791		13,786
Loans and receivables [Member] | Corporate Entities [Member] | Carrying Value Financial Assets Impaired [Member] | Other [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		5,192		6,383
Loans and receivables [Member] | Corporate Entities [Member] | Specific Allowances Individually and collectively Estimated [Member] | Other [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		(5,599)		(7,402)
Loans and receivables [Member] | Corporate Entities [Member] | Collective Allowances IBNR [Member] | Other [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		(1,939)		(2,789)
Loans and receivables [Member] | Corporate Entities [Member] | Accumulated Write Offs [Member] | Other [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		(18,988)		(18,020)
Loans and receivables [Member] | Corporate Entities [Member] | Assets Without Significant Increase In Credit Risk [Member] | Current [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	1,140
Loans and receivables [Member] | Corporate Entities [Member] | Assets Without Significant Increase In Credit Risk [Member] | Later Than One Month And Not Later Than Three Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	158
Loans and receivables [Member] | Corporate Entities [Member] | Assets Without Significant Increase In Credit Risk [Member] | Later Than Three Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	0
Loans and receivables [Member] | Corporate Entities [Member] | Assets Significantly Increased In Credit Risk [Member] | Current [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	1,282
Loans and receivables [Member] | Corporate Entities [Member] | Assets Significantly Increased In Credit Risk [Member] | Later Than One Month And Not Later Than Three Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	1,180
Loans and receivables [Member] | Corporate Entities [Member] | Assets Significantly Increased In Credit Risk [Member] | Later Than Three Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	0
Loans and receivables [Member] | Corporate Entities [Member] | Impaired Assets [Member] | Current [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	149
Loans and receivables [Member] | Corporate Entities [Member] | Impaired Assets [Member] | Later Than One Month And Not Later Than Three Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	276
Loans and receivables [Member] | Corporate Entities [Member] | Impaired Assets [Member] | Later Than Three Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	1,333
Loans and receivables [Member] | Households [Member] | Financial Assets Past Due But Not Impaired [Member] | Current [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		2,512		2,343
Loans and receivables [Member] | Households [Member] | Financial Assets Past Due But Not Impaired [Member] | Later Than One Month And Not Later Than Two Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		603		479
Loans and receivables [Member] | Households [Member] | Financial Assets Past Due But Not Impaired [Member] | Later Than Two Months And Not Later Than Three Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		319		426
Loans and receivables [Member] | Households [Member] | Gross Value Financial Assets Impaired [Member] | Other [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		8,417		8,801
Loans and receivables [Member] | Households [Member] | Carrying Value Financial Assets Impaired [Member] | Other [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		5,395		5,483
Loans and receivables [Member] | Households [Member] | Specific Allowances Individually and collectively Estimated [Member] | Other [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		(3,022)		(3,319)
Loans and receivables [Member] | Households [Member] | Collective Allowances IBNR [Member] | Other [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		(2,052)		(2,329)
Loans and receivables [Member] | Households [Member] | Accumulated Write Offs [Member] | Other [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		(10,913)		(11,303)
Loans and receivables [Member] | Households [Member] | Assets Without Significant Increase In Credit Risk [Member] | Current [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	2,835
Loans and receivables [Member] | Households [Member] | Assets Without Significant Increase In Credit Risk [Member] | Later Than One Month And Not Later Than Three Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	64
Loans and receivables [Member] | Households [Member] | Assets Without Significant Increase In Credit Risk [Member] | Later Than Three Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	0
Loans and receivables [Member] | Households [Member] | Assets Significantly Increased In Credit Risk [Member] | Current [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	2,971
Loans and receivables [Member] | Households [Member] | Assets Significantly Increased In Credit Risk [Member] | Later Than One Month And Not Later Than Three Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	2,047
Loans and receivables [Member] | Households [Member] | Assets Significantly Increased In Credit Risk [Member] | Later Than Three Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	0
Loans and receivables [Member] | Households [Member] | Impaired Assets [Member] | Current [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	254
Loans and receivables [Member] | Households [Member] | Impaired Assets [Member] | Later Than One Month And Not Later Than Three Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	618
Loans and receivables [Member] | Households [Member] | Impaired Assets [Member] | Later Than Three Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	1,404
Total [Member] | Financial Assets Past Due But Not Impaired [Member] | Current [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		3,432	[1]	3,384	[2]
Total [Member] | Financial Assets Past Due But Not Impaired [Member] | Later Than One Month And Not Later Than Two Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		759		696
Total [Member] | Financial Assets Past Due But Not Impaired [Member] | Later Than Two Months And Not Later Than Three Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		503		735
Total [Member] | Gross Value Financial Assets Impaired [Member] | Other [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		19,467		23,197
Total [Member] | Carrying Value Financial Assets Impaired [Member] | Other [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		10,764		12,261
Total [Member] | Specific Allowances Individually and collectively Estimated [Member] | Other [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		(8,703)		(10,937)
Total [Member] | Collective Allowances IBNR [Member] | Other [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		(4,130)		(5,270)
Total [Member] | Accumulated Write Offs [Member] | Other [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		€ (29,938)		€ (29,347)
Total [Member] | Assets Without Significant Increase In Credit Risk [Member] | Current [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	4,191
Total [Member] | Assets Without Significant Increase In Credit Risk [Member] | Later Than One Month And Not Later Than Three Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	454
Total [Member] | Assets Without Significant Increase In Credit Risk [Member] | Later Than Three Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	0
Total [Member] | Assets Significantly Increased In Credit Risk [Member] | Current [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	4,261
Total [Member] | Assets Significantly Increased In Credit Risk [Member] | Later Than One Month And Not Later Than Three Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	3,228
Total [Member] | Assets Significantly Increased In Credit Risk [Member] | Later Than Three Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	0
Total [Member] | Impaired Assets [Member] | Current [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	407
Total [Member] | Impaired Assets [Member] | Later Than One Month And Not Later Than Three Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	900
Total [Member] | Impaired Assets [Member] | Later Than Three Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	€ 2,774

[1]	(*) Figures originally reported in the year 2017 in accordance to the applicable regulation, without restatements.
[2]	(*) Figures originally reported in the year 2016 in accordance to the applicable regulation, without restatements. F- PAGE \* Arabic \* MERGEFORMAT 1 F- PAGE \* Arabic \* MERGEFORMAT 31